Share capital - Summary of the grant date weighted average fair value of SARs granted (Detail)	12 Months Ended
	Nov. 30, 2019 shares $ / shares	Nov. 30, 2019 shares $ / shares
Disclosure of classes of share capital [line items]
Number of SARs	88,489	88,489
Weighted average grant dare fair value | (per share)	$ 4.56	$ 6.07
Stock Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Number of SARs	40,000	40,000
Weighted average grant dare fair value | (per share)	$ 1.29	$ 1.71